Discontinued Operetions (Tables)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Schedule of net cash flows provided
	Six months ended June 30,		Year Ended December 31,
	2019	2018	2018
	Unaudited		Audited
	USD in thousands

Operating activities	$(1,024)	$-	$(439)

Investing activities	724	-	14

Financing activities	$-	$-	$-